LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–63.02%
Equity Funds–19.28%
✧JPMorgan Equity Index Fund	752,458	$ 32,619,053
✧JPMorgan Mid Cap Equity Fund	95,533	4,684,935
✧JPMorgan Realty Income Fund	337,818	4,776,743
✧JPMorgan Small Cap Equity Fund	20,905	1,158,791
✧JPMorgan Small Cap Growth Fund	50,029	970,564
✧JPMorgan Small Cap Value Fund	40,165	1,027,821
		45,237,907
Fixed Income Funds–25.66%
iShares TIPS Bond ETF	52,054	5,885,745
✧JPMorgan Floating Rate Income Fund	1,658,220	15,205,879
✧JPMorgan High Yield Fund	3,803,972	27,350,562
✧JPMorgan Inflation Managed Bond Fund	1,160,094	11,774,951
		60,217,137
International Equity Funds–9.38%
✧JPMorgan Emerging Economies Fund	207,599	2,636,507
✧JPMorgan Emerging Markets Equity Fund	116,169	3,372,388
✧JPMorgan International Advantage Fund	262,120	5,218,796
✧JPMorgan International Equity Fund	332,023	5,418,615
✧JPMorgan International Research Enhanced Equity Fund	313,508	5,367,260
		22,013,566
Money Market Funds–8.70%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 2.60%)	18,081,425	18,086,849
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	2,342,411	2,342,411
		20,429,260
Total Investment Companies (Cost $144,408,501)		147,897,870

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.16%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	82,269	$ 85,742
Series 2009-100 PN 5.00% 11/25/39	416,663	437,400
Series 2011-112 PB 4.00% 11/25/41	860,000	915,209
Series 2011-20 PA 4.50% 3/25/39	135,229	135,517
Series 2011-52 KB 5.50% 6/25/41	650,000	738,834
Series 2011-55 BZ 3.50% 6/25/41	414,196	425,373
•Series 2011-86 NF 3.04% (LIBOR01M + 0.55%) 9/25/41	215,449	216,644
*•Series 2012-122 SD 3.61% (6.10% minus LIBOR01M) 11/25/42	237,692	38,921
Series 2012-14 Z 4.00% 3/25/42	776,250	840,272
Series 2012-54 WG 3.50% 1/25/41	178,942	181,242
*Series 2012-98 MI 3.00% 8/25/31	185,137	15,785
*Series 2013-55 AI 3.00% 6/25/33	247,425	31,510
•Series 2013-57 FN 2.84% (LIBOR01M + 0.35%) 6/25/43	128,195	127,616
*Series 2013-7 EI 3.00% 10/25/40	105,838	10,820
Series 2014-19 Z 4.50% 4/25/44	557,049	617,473
Series 2015-40 GZ 3.50% 5/25/45	77,749	77,606
Series 2015-89 AZ 3.50% 12/25/45	26,965	28,473
*•Series 2015-95 SH 3.51% (6.00% minus LIBOR01M) 1/25/46	189,021	34,022
*Series 2016-50 IB 3.00% 2/25/46	81,656	10,778
*•Series 2016-55 SK 3.51% (6.00% minus LIBOR01M) 8/25/46	156,166	29,724
*•Series 2016-62 SA 3.51% (6.00% minus LIBOR01M) 9/25/46	318,538	69,493
*•Series 2016-74 GS 3.51% (6.00% minus LIBOR01M) 10/25/46	77,336	14,171
*Series 2017-12 JI 3.50% 5/25/40	76,956	7,844
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	172,341	$ 186,784
Series 3737 GA 3.00% 11/15/37	215,024	215,304
Series 3843 PZ 5.00% 4/15/41	890,640	1,046,326
Series 3893 PU 4.00% 7/15/41	750,000	797,199
Series 3939 BZ 4.50% 6/15/41	928,345	987,988
•Series 3984 DF 3.03% (LIBOR01M + 0.55%) 1/15/42	206,997	208,233
Series 4065 DE 3.00% 6/15/32	40,000	39,784
*Series 4109 AI 3.00% 7/15/31	343,887	27,884
*Series 4161 IM 3.50% 2/15/43	53,659	11,256
*Series 4181 DI 2.50% 3/15/33	99,794	10,893
*•Series 4184 GS 3.64% (6.12% minus LIBOR01M) 3/15/43	163,376	33,062
Series 4219 AB 3.50% 1/15/43	413,840	422,403
•Series 4286 VF 2.93% (LIBOR01M + 0.45%) 12/15/43	150,286	150,241
*Series 4342 CI 3.00% 11/15/33	60,252	6,144
Series 4457 KZ 3.00% 4/15/45	125,946	119,898
*•Series 4494 SA 3.70% (6.18% minus LIBOR01M) 7/15/45	57,785	10,882
*Series 4543 HI 3.00% 4/15/44	84,239	10,460
*•Series 4594 SG 3.52% (6.00% minus LIBOR01M) 6/15/46	462,688	90,138
Series 4614 HB 2.50% 9/15/46	101,000	91,234
*•Series 4618 SA 3.52% (6.00% minus LIBOR01M) 9/15/46	98,292	20,392
Series 4623 LZ 2.50% 10/15/46	92,413	80,445
Series 4623 MW 2.50% 10/15/46	105,000	97,988
*Series 4625 BI 3.50% 6/15/46	297,264	47,752
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*•Series 4631 GS 3.52% (6.00% minus LIBOR01M) 11/15/46	322,392	$ 54,949
*•Series 4648 SA 3.52% (6.00% minus LIBOR01M) 1/15/47	223,849	42,395
*•Freddie Mac Strips
Series 267 S5 3.52% (6.00% minus LIBOR01M) 8/15/42	195,224	30,373
Series 299 S1 3.52% (6.00% minus LIBOR01M) 1/15/43	153,120	23,826
Series 326 S2 3.47% (5.95% minus LIBOR01M) 3/15/44	107,200	17,829
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.34% (LIBOR01M + 2.85%) 4/25/28	234,737	240,320
Series 2015-HQA1 M2 5.14% (LIBOR01M + 2.65%) 3/25/28	64,081	64,938
Series 2016-DNA3 M2 4.49% (LIBOR01M + 2.00%) 12/25/28	154,183	155,432
Series 2016-DNA4 M2 3.79% (LIBOR01M + 1.30%) 3/25/29	457,242	459,455
Series 2016-HQA2 M2 4.74% (LIBOR01M + 2.25%) 11/25/28	161,926	164,267
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	54,382	62,524
GNMA
Series 2010-104 NG 3.00% 7/20/38	6,394	6,384
Series 2012-136 MX 2.00% 11/20/42	40,000	35,592
Series 2013-113 AZ 3.00% 8/20/43	293,160	274,399
Series 2013-113 LY 3.00% 5/20/43	29,000	28,336
*Series 2015-142 AI 4.00% 2/20/44	44,513	3,885
Series 2015-64 GZ 2.00% 5/20/45	111,200	89,558
*Series 2015-74 CI 3.00% 10/16/39	160,184	17,577
*•Series 2016-108 SK 3.56% (6.05% minus LIBOR01M) 8/20/46	254,900	52,452

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-111 PB 2.50% 8/20/46	97,000	$ 88,439
*Series 2016-116 GI 3.50% 11/20/44	297,376	38,820
*Series 2016-118 DI 3.50% 3/20/43	329,094	36,638
*•Series 2016-120 AS 3.61% (6.10% minus LIBOR01M) 9/20/46	267,599	55,781
*•Series 2016-120 NS 3.61% (6.10% minus LIBOR01M) 9/20/46	358,944	67,845
*•Series 2016-121 JS 3.61% (6.10% minus LIBOR01M) 9/20/46	261,785	46,760
Series 2016-134 MW 3.00% 10/20/46	16,000	15,323
Series 2016-156 PB 2.00% 11/20/46	61,000	51,193
*Series 2016-160 GI 3.50% 11/20/46	210,779	39,582
*Series 2016-163 MI 3.50% 11/20/46	141,577	11,410
*Series 2016-163 XI 3.00% 10/20/46	229,911	26,753
Total Agency Collateralized Mortgage Obligations (Cost $12,229,870)		12,106,194
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.04%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	270,008
•Series 2017-M8 A2 3.06% 5/25/27	555,000	559,263
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	345,658
♦Series K067 A2 3.19% 7/25/27	637,000	651,167
♦Series K719 A1 2.53% 12/25/21	53,850	53,714
♦Series K725 A2 3.00% 1/25/24	185,000	188,007
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,243,761
♦•Series KS03 A4 3.16% 5/25/25	150,000	153,028
•FREMF Mortgage Trust
Series 2011-K10 B 4.62% 11/25/49	60,000	61,270
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2011-K12 B 4.35% 1/25/46	115,000	$ 117,285
Series 2011-K14 B 5.18% 2/25/47	70,000	72,841
Series 2011-K15 B 4.95% 8/25/44	15,000	15,626
Series 2012-K18 B 4.26% 1/25/45	85,000	87,825
Series 2012-K22 B 3.69% 8/25/45	150,000	153,184
Series 2013-K29 C 3.48% 5/25/46	295,000	295,247
Series 2013-K32 B 3.54% 10/25/46	110,000	111,634
Series 2013-K33 B 3.50% 8/25/46	120,000	121,299
Series 2013-K712 B 3.36% 5/25/45	80,000	79,948
Series 2013-K713 B 3.15% 4/25/46	50,000	50,027
Series 2013-K713 C 3.15% 4/25/46	165,000	164,642
Total Agency Commercial Mortgage-Backed Securities (Cost $4,805,001)		4,795,434
AGENCY MORTGAGE-BACKED SECURITIES–2.66%
Fannie Mae
2.53% 7/1/26	137,765	136,312
2.60% 9/1/28	300,000	291,721
2.64% 2/1/23	450,000	451,057
3.16% 12/1/26	499,620	512,939
3.17% 1/1/27	299,211	307,349
3.20% 9/1/27	511,430	524,775
3.77% 12/1/25	677,305	718,651
•Fannie Mae ARM
2.88% (LIBOR12M + 1.60%) 7/1/45	32,986	33,153
3.14% (LIBOR12M + 1.53%) 3/1/44	92,489	93,751
4.56% (LIBOR12M + 1.83%) 8/1/35	811	851
Fannie Mae S.F. 15 yr 5.00% 7/1/20	24,540	25,091
Fannie Mae S.F. 30 yr
4.00% 7/1/45	434,747	451,029
5.50% 11/1/34	3,938	4,296
5.50% 4/1/37	82,977	91,651
5.50% 8/1/37	15,194	16,716
5.50% 3/1/38	17,995	19,664
5.50% 6/1/39	39,906	43,875
5.50% 7/1/40	39,371	43,032
5.50% 5/1/44	906,580	997,183

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/36	20,385	$ 22,993
6.00% 12/1/36	4,167	4,588
6.00% 6/1/37	2,222	2,450
6.00% 9/1/38	12,130	13,370
6.00% 11/1/38	9,904	10,921
6.00% 10/1/39	140,075	154,521
6.00% 11/1/40	6,400	7,060
7.50% 6/1/31	5,497	6,453
•Freddie Mac ARM
2.57% (LIBOR12M + 1.63%) 10/1/46	137,209	135,991
2.92% (LIBOR12M + 1.63%) 10/1/45	60,189	60,448
3.12% (LIBOR12M + 1.62%) 3/1/46	98,005	98,893
Freddie Mac S.F. 30 yr
4.00% 4/1/45	281,206	290,492
5.00% 6/1/36	74,273	80,036
5.50% 3/1/34	5,189	5,700
5.50% 12/1/34	4,829	5,308
5.50% 12/1/35	4,744	5,214
5.50% 8/1/40	11,073	12,104
5.50% 6/1/41	51,528	56,428
6.00% 2/1/36	9,696	10,682
6.00% 3/1/36	13,691	15,081
6.00% 8/1/38	14,821	16,331
6.00% 5/1/40	24,034	26,475
6.50% 4/1/39	23,701	27,449
7.00% 11/1/33	831	964
GNMA I S.F. 30 yr
5.50% 2/15/41	34,595	37,894
7.00% 12/15/34	47,283	53,963
GNMA II S.F. 30 yr
5.50% 5/20/37	19,270	20,544
5.50% 4/20/40	14,670	15,538
6.00% 2/20/39	21,455	22,861
6.00% 10/20/39	85,618	94,795
6.00% 2/20/40	88,681	95,092
6.00% 4/20/46	29,612	32,477
6.50% 10/20/39	37,607	41,798
Total Agency Mortgage-Backed Securities (Cost $6,297,142)		6,248,010
AGENCY OBLIGATION–0.18%
Federal National Mortgage Association 3.88% 12/1/28	395,000	424,327
Total Agency Obligation (Cost $396,571)		424,327
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–7.69%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	$ 60,615
		60,615
Aerospace & Defense–0.07%
Rockwell Collins 3.20% 3/15/24	175,000	174,355
		174,355
Agriculture–0.03%
Reynolds American 4.00% 6/12/22	70,000	71,525
		71,525
Airlines–0.03%
♦American Airlines Pass Through Trust 3.38% 11/1/28	66,247	65,359
		65,359
Auto Manufacturers–0.21%
Daimler Finance North America 3.45% 1/6/27	215,000	210,076
General Motors 6.75% 4/1/46	100,000	104,449
General Motors Financial 5.25% 3/1/26	180,000	185,932
		500,457
Banks–2.07%
Bank of America
μ3.12% 1/20/23	180,000	180,599
4.18% 11/25/27	275,000	279,496
μ4.44% 1/20/48	240,000	250,645
Bank of New York Mellon 2.50% 4/15/21	145,000	144,702
Bank of Nova Scotia 3.40% 2/11/24	125,000	126,644
Citigroup
3.75% 6/16/24	150,000	155,377
8.13% 7/15/39	150,000	225,755
Citizens Financial Group 4.30% 12/3/25	160,000	164,005
Cooperatieve Rabobank 3.75% 7/21/26	250,000	246,318
Credit Suisse Group 4.28% 1/9/28	250,000	253,088
Fifth Third Bancorp 3.65% 1/25/24	50,000	51,234
Goldman Sachs Group
3.85% 1/26/27	320,000	321,516
5.15% 5/22/45	200,000	211,824
HSBC Holdings 4.88% 1/14/22	150,000	157,760

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares 2.30% 1/14/22	120,000	$ 118,245
Lloyds Banking Group 3.00% 1/11/22	200,000	199,104
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	262,070
Morgan Stanley
3.95% 4/23/27	265,000	265,174
4.00% 7/23/25	340,000	350,255
Santander UK Group Holdings 3.57% 1/10/23	200,000	199,711
SunTrust Bank 2.70% 1/27/22	100,000	99,725
US Bancorp 3.10% 4/27/26	240,000	240,015
Wells Fargo & Co.
3.07% 1/24/23	180,000	180,316
4.75% 12/7/46	175,000	183,907
		4,867,485
Beverages–0.11%
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	260,000	260,127
		260,127
Biotechnology–0.11%
Celgene 3.25% 8/15/22	75,000	75,798
Gilead Sciences 4.40% 12/1/21	185,000	192,317
		268,115
Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	72,338
		72,338
Chemicals–0.09%
Mosaic 4.25% 11/15/23	70,000	72,688
Nutrien 3.38% 3/15/25	145,000	143,136
		215,824
Computers–0.15%
Apple
2.15% 2/9/22	235,000	232,764
3.45% 2/9/45	130,000	123,891
		356,655
Diversified Financial Services–0.34%
Air Lease 3.25% 3/1/25	185,000	178,302
Brookfield Finance 4.85% 3/29/29	65,000	66,894
Capital One Financial
3.75% 3/9/27	85,000	83,693
4.75% 7/15/21	140,000	146,079
International Lease Finance 8.63% 1/15/22	165,000	187,479
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX
3.25% 12/4/24	30,000	$ 29,980
3.70% 7/18/27	110,000	111,276
		803,703
Electric–0.48%
Dominion Energy 3.90% 10/1/25	160,000	165,226
Duke Energy 2.65% 9/1/26	155,000	147,797
Duquesne Light Holdings 3.62% 8/1/27	95,000	92,940
Entergy 4.00% 7/15/22	140,000	143,897
Entergy Texas 4.00% 3/30/29	20,000	20,771
Exelon 3.50% 6/1/22	150,000	151,595
Fortis 3.06% 10/4/26	80,000	76,472
Metropolitan Edison 4.00% 4/15/25	125,000	128,178
Public Service Co. of Colorado 4.10% 6/15/48	83,000	87,489
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	121,996
		1,136,361
Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	93,124
		93,124
Food–0.14%
Conagra Brands 4.60% 11/1/25	25,000	26,263
Kroger 4.45% 2/1/47	170,000	154,370
Tyson Foods 4.50% 6/15/22	135,000	141,042
		321,675
Gas–0.14%
Atmos Energy 4.15% 1/15/43	100,000	103,597
NiSource 3.95% 3/30/48	150,000	143,010
Southern California Gas 4.30% 1/15/49	85,000	91,164
		337,771
Health Care Products–0.06%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	145,112
		145,112
Health Care Services–0.15%
Anthem
3.70% 8/15/21	70,000	71,307
4.10% 3/1/28	55,000	56,646

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Laboratory Corp. of America Holdings 2.63% 2/1/20	150,000	$ 149,709
Magellan Health 4.90% 9/22/24	75,000	71,550
		349,212
Insurance–0.30%
Alterra Finance 6.25% 9/30/20	130,000	135,937
American Financial Group 3.50% 8/15/26	95,000	91,756
American International Group 3.88% 1/15/35	45,000	41,270
Athene Holding 4.13% 1/12/28	70,000	67,356
μManulife Financial 4.06% 2/24/32	90,000	87,548
Principal Life Global Funding II 3.00% 4/18/26	140,000	138,342
μPrudential Financial 5.38% 5/15/45	140,000	141,793
		704,002
Machinery Diversified–0.07%
Roper Technologies
2.80% 12/15/21	105,000	104,706
3.80% 12/15/26	55,000	55,693
		160,399
Media–0.24%
Comcast
3.00% 2/1/24	140,000	140,267
3.38% 2/15/25	317,000	323,183
Discovery Communications 2.95% 3/20/23	41,000	40,634
Fox 4.71% 1/25/29	60,000	64,389
		568,473
Miscellaneous Manufacturing–0.19%
General Electric
2.10% 12/11/19	70,000	69,514
6.00% 8/7/19	234,000	236,249
Parker-Hannifin 3.30% 11/21/24	15,000	15,268
Textron 4.00% 3/15/26	115,000	116,432
		437,463
Oil & Gas–0.43%
Apache 3.63% 2/1/21	46,000	46,548
BP Capital Markets 3.22% 11/28/23	155,000	156,921
BP Capital Markets America 3.22% 4/14/24	80,000	81,081
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Canadian Natural Resources 3.80% 4/15/24	145,000	$ 148,065
Husky Energy 4.40% 4/15/29	85,000	86,216
Nexen Energy 5.88% 3/10/35	125,000	151,718
Petroleos Mexicanos 6.50% 1/23/29	52,000	51,623
Shell International Finance 4.38% 5/11/45	175,000	191,430
Total Capital International 3.46% 2/19/29	85,000	86,971
		1,000,573
Pharmaceuticals–0.27%
Allergan Finance 3.80% 3/15/25	85,000	86,187
CVS Health 3.88% 7/20/25	350,000	354,523
Mead Johnson Nutrition 4.13% 11/15/25	80,000	84,961
Shire Acquisitions Investments Ireland 2.88% 9/23/23	110,000	108,623
		634,294
Pipelines–0.41%
APT Pipelines 4.20% 3/23/25	90,000	91,949
Boardwalk Pipelines 4.95% 12/15/24	75,000	77,633
Buckeye Partners 4.35% 10/15/24	150,000	152,104
Enbridge 4.25% 12/1/26	90,000	93,919
Energy Transfer Operating 3.60% 2/1/23	155,000	156,377
Enterprise Products Operating 5.10% 2/15/45	185,000	202,889
MPLX 4.88% 6/1/25	100,000	106,535
ONEOK Partners 4.90% 3/15/25	70,000	74,521
		955,927
Real Estate Investment Trusts–0.49%
American Tower 4.40% 2/15/26	100,000	104,457
AvalonBay Communities 3.20% 1/15/28	75,000	74,410
Crown Castle International 5.25% 1/15/23	75,000	80,531
EPR Properties 4.95% 4/15/28	75,000	78,041
ERP Operating 2.85% 11/1/26	80,000	77,968
HCP 3.40% 2/1/25	75,000	74,586

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts
3.75% 10/15/23	45,000	$ 45,196
3.88% 4/1/24	40,000	40,141
National Retail Properties 3.50% 10/15/27	125,000	123,130
Realty Income
3.88% 7/15/24	35,000	36,334
4.13% 10/15/26	40,000	41,939
Select Income REIT 3.60% 2/1/20	100,000	100,158
SITE Centers 4.25% 2/1/26	75,000	75,476
UDR 4.00% 10/1/25	55,000	56,541
VEREIT Operating Partnership 4.60% 2/6/24	35,000	36,035
Welltower 4.25% 4/15/28	90,000	92,826
		1,137,769
Retail–0.17%
Advance Auto Parts 4.50% 1/15/22	70,000	72,780
Dollar General 3.88% 4/15/27	145,000	146,665
Lowe's 3.38% 9/15/25	175,000	175,915
		395,360
Semiconductors–0.05%
QUALCOMM 4.65% 5/20/35	105,000	108,352
		108,352
Software–0.28%
Microsoft
3.50% 2/12/35	370,000	375,543
4.10% 2/6/37	70,000	76,235
Oracle 4.50% 7/8/44	185,000	199,648
		651,426
Telecommunications–0.32%
AT&T 5.25% 3/1/37	300,000	314,766
Telefonica Emisiones 5.21% 3/8/47	150,000	152,315
Verizon Communications
4.02% 12/3/29	83,000	85,570
5.25% 3/16/37	140,000	157,698
Vodafone Group 5.00% 5/30/38	43,000	42,548
		752,897
Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	150,916
Ryder System 2.45% 9/3/19	75,000	74,860
		225,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.09%
Aviation Capital Group 4.88% 10/1/25	80,000	$ 82,424
Penske Truck Leasing 4.20% 4/1/27	140,000	139,378
		221,802
Total Corporate Bonds (Cost $17,923,503)		18,054,326
NON-AGENCY ASSET-BACKED SECURITIES–3.68%
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	160,000	159,870
Capital Auto Receivables Asset Trust Series 2016-3 B 1.89% 5/20/21	400,000	397,236
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	297,645
Series 2018-2 A3 2.98% 1/17/23	335,000	336,989
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	571,631
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	236,000	236,459
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	250,000	250,192
•Discover Card Execution Note Trust Series 2017-A1 A1 2.97% (LIBOR01M + 0.49%) 7/15/24	185,000	186,110
Drive Auto Receivables Trust Series 2018-4 C 3.66% 11/15/24	256,000	257,930
DT Auto Owner Trust
Series 2017-3A B 2.40% 5/17/21	43,834	43,811
Series 2017-4A B 2.44% 1/15/21	46,927	46,917
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	205,000	205,223
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	193,000	193,878
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	90,000	89,728
Series 2018-2 B 3.56% 5/15/23	625,000	630,669

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	$ 319,675
FREED TRUST Series 2018-2 A 3.99% 10/20/25	223,174	223,741
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	108,253	109,803
Series 2016-3A A1 3.08% 9/20/42	118,031	116,550
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	626,000	629,848
Ocwen Master Advance Receivables Trust Series 2018-T2 AT2 3.60% 8/15/50	100,000	100,556
Ocwen Master Advance Receivables Trust Series Series 2018-T1 AT1 3.30% 8/15/49	160,000	160,032
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	208,757
Sofi Consumer Loan Program Trust Series 2018-2 A1 2.93% 4/26/27	181,008	180,836
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	616,015
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	168,151	168,226
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	58,757	58,184
Series 2015-6 A1B 2.75% 4/25/55	68,266	67,536
Series 2016-1 A1B 2.75% 2/25/55	37,710	37,378
Series 2016-2 A1 3.00% 8/25/55	50,669	50,332
Series 2016-3 A1 2.25% 4/25/56	54,361	53,482
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	70,508	70,253
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	202,558	202,939
Series 2018-1A B 3.58% 12/20/31	261,996	261,740
Westlake Automobile Receivables Trust Series 2018-2A A2A 2.84% 9/15/21	414,353	414,518
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23	683,000	$ 680,912
Total Non-Agency Asset-Backed Securities (Cost $8,617,081)		8,635,601
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.41%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	62,827	63,063
Series 2014-2 B2 3.42% 6/25/29	62,827	62,690
Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	100,009
Series 2015-4 B1 3.62% 6/25/45	91,349	92,037
Series 2015-4 B2 3.62% 6/25/45	91,348	90,933
Series 2015-6 B1 3.61% 10/25/45	90,517	91,260
Series 2015-6 B2 3.61% 10/25/45	90,517	90,638
Series 2016-4 B1 3.90% 10/25/46	93,874	95,655
Series 2016-4 B2 3.90% 10/25/46	93,874	95,131
•New Residential Mortgage Loan Trust
Series 2016-4A A1 3.75% 11/25/56	61,146	61,775
Series 2017-1A A1 4.00% 2/25/57	61,185	62,270
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	47,055	47,279
Total Non-Agency Collateralized Mortgage Obligations (Cost $939,913)		952,740
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.90%
•20 Times Square Trust Series 2018-20TS A 3.10% 5/15/35	388,000	388,574
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	201,905
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	107,775
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	93,675

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	$ 201,290
Series 2015-GC27 A5 3.14% 2/10/48	215,000	216,060
Series 2016-P3 A4 3.33% 4/15/49	145,000	146,928
Series 2016-P5 A4 2.94% 10/10/49	130,000	128,415
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	180,248
Series 2013-WWP A2 3.42% 3/10/31	100,000	102,614
Series 2014-CR19 A5 3.80% 8/10/47	100,000	104,055
Series 2014-CR20 AM 3.94% 11/10/47	340,000	349,557
Series 2015-3BP A 3.18% 2/10/35	400,000	404,140
Series 2015-CR23 A4 3.50% 5/10/48	135,000	138,396
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	252,628
Series 2016-C3 A5 2.89% 8/10/49	160,000	157,562
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.70% 11/10/46	300,000	312,637
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	1,202,495
Series 2014-GRCE B 3.52% 6/10/28	200,000	201,470
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	109,295
Series 2017-GS5 A4 3.67% 3/10/50	210,000	217,460
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	159,573
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	231,567
Series 2015-C33 A4 3.77% 12/15/48	340,000	353,367
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	275,346
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.57% 8/12/37	60,000	61,121
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2013-LC11 B 3.50% 4/15/46	130,000	$ 129,823
Series 2015-JP1 A5 3.91% 1/15/49	130,000	136,172
Series 2016-JP2 A4 2.82% 8/15/49	310,000	303,846
Series 2016-JP2 AS 3.06% 8/15/49	210,000	205,223
•Series 2016-JP3 B 3.40% 8/15/49	60,000	59,159
Series 2016-WIKI A 2.80% 10/5/31	75,000	74,648
Series 2016-WIKI B 3.20% 10/5/31	115,000	114,755
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	139,853
Series 2015-C23 A4 3.72% 7/15/50	440,000	455,961
Series 2015-C26 A5 3.53% 10/15/48	140,000	143,878
Series 2016-C29 A4 3.33% 5/15/49	130,000	131,778
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	256,705
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	198,902
*•Series 2017-RB1 XA 1.28% 3/15/50	1,464,644	116,558
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	129,584
Series 2013-C12 A4 3.20% 3/15/48	260,000	263,080
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,116,955)		9,158,078
ΔSOVEREIGN BOND–0.11%
Mexico–0.11%
Mexico Government International Bond 3.63% 3/15/22	250,000	254,878
Total Sovereign Bond (Cost $260,238)		254,878
U.S. TREASURY OBLIGATIONS–10.89%
U.S. Treasury Bonds
2.25% 8/15/46	1,170,000	1,043,608
2.50% 5/15/46	1,115,000	1,048,253

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.88% 8/15/45	650,000	$ 658,823
3.13% 2/15/43	750,000	794,942
3.88% 8/15/40	1,240,000	1,477,053
5.38% 2/15/31	1,000,000	1,300,117
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,214,942
1.63% 11/15/22	2,000,000	1,958,203
1.63% 5/15/26	2,000,000	1,908,086
1.75% 3/31/22	1,500,000	1,479,024
1.75% 5/15/22	510,000	502,589
1.88% 5/31/22	2,000,000	1,978,242
∞2.00% 1/31/20	1,480,000	1,475,202
2.00% 5/31/21	700,000	695,953
2.00% 11/15/21	1,500,000	1,491,035
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 11/15/26	1,500,000	$ 1,463,789
2.25% 2/15/27	650,000	645,150
2.38% 5/15/27	1,750,000	1,752,153
2.75% 5/31/23	52,000	53,058
2.88% 5/31/25	148,000	152,853
2.88% 5/15/28	750,000	779,165
^United States Treasury Coupon Strip 2.70% 2/15/33	2,425,000	1,684,965
Total U.S. Treasury Obligations (Cost $25,473,722)		25,557,205

TOTAL INVESTMENTS–99.74% (Cost $230,468,497)	234,084,663
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	609,737
NET ASSETS APPLICABLE TO 19,417,699 SHARES OUTSTANDING–100.00%	$234,694,400

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.
^ Zero coupon security. The rate shown is the yield at the time of purchase.

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
63	E-mini MSCI EAFE Index	$5,879,159	$5,797,390	6/21/19	$81,769	$—
(11)	E-mini MSCI Emerging Markets Index	(581,570)	(574,487)	6/21/19	—	(7,083)
(5)	E-mini Russell 2000 Index	(385,950)	(382,632)	6/21/19	—	(3,318)
7	E-mini S&P 500 Index	993,230	963,214	6/21/19	30,016	—
(64)	Euro STOXX 50 Index	(2,349,035)	(2,308,397)	6/21/19	—	(40,638)
(3)	Hang Seng Index	(555,615)	(549,282)	4/29/19	—	(6,333)
(6)	SPI 200 Index	(657,257)	(658,315)	6/20/19	1,058	—
Total Futures Contracts					$112,843	$(57,372)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SPI–Swiss Performance Index
TIPS–Treasury Inflation-Protected Securities
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,106,194	$—	$12,106,194
Agency Commercial Mortgage-Backed Securities	—	4,795,434	—	4,795,434
Agency Mortgage-Backed Securities	—	6,248,010	—	6,248,010
Agency Obligation	—	424,327	—	424,327
Corporate Bonds	—	18,054,326	—	18,054,326
Non-Agency Asset-Backed Securities	—	8,635,601	—	8,635,601
Non-Agency Collateralized Mortgage Obligations	—	952,740	—	952,740
Non-Agency Commercial Mortgage-Backed Securities	—	9,158,078	—	9,158,078
Sovereign Bond	—	254,878	—	254,878
U.S. Treasury Obligations	—	25,557,205	—	25,557,205
Investment Companies	147,897,870	—	—	147,897,870
Total Investments	$147,897,870	$86,186,793	$—	$234,084,663
Derivatives:

Assets:
Futures Contracts	$112,843	$—	$—	$112,843
Liabilities:
Futures Contracts	$(57,372)	$—	$—	$(57,372)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan Retirement Income Fund–13